Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Cash flows from operating activities
Profit before income tax	$ 2,973,359	$ 105,888	$ 3,022,253	$ 1,782,442
Adjustments to reconcile profit (loss)
Depreciation expenses	4,175,519	148,701	3,731,914	3,376,579
Expected (reversal of) credit losses	264	10	(806)	348
Interest expense	162,400	5,783	171,075	152,416
Interest income	(27,778)	(989)	(64,368)	(49,971)
Dividend income	(3,229)	(115)	(585)	(571)
Share-based payments			822	41,043
Share of loss of associates and joint ventures accounted for using equity method	147,329	5,247	154,926	300,101
Gain on valuation of financial assets at fair value through profit or loss	(24,015)	(855)	(1,317)	(1,485)
Gain on disposal of property, plant and equipment, net	(48,070)	(1,712)	(20,271)	(14,274)
Insurance compensation income			(10,435)	(147)
Impairment loss on property, plant and equipment			9,938
Gain on disposal of investment accounted for using equity method			(973,609)
Deferred revenue	(10,143)	(361)	(12,279)	(42,857)
Financial assets at fair value through profit or loss	(28,435)	(1,013)	1,750	1,447
Current contract assets	(11,150)	(397)	(78,013)	(44,858)
Accounts and notes receivable	(911,355)	(32,456)	294,409	(733,695)
Accounts receivable – related parties	1,045	37	(905)	(129)
Other receivables	13,529	482	(8,082)	5,238
Other receivables – related parties	4,923	175	12,437	16,317
Inventories	(334,433)	(11,910)	11,193	(58,101)
Prepayments	(10,485)	(373)	(4,333)	46,781
Other non-current assets	6,337	226	6,914	6,914
Current contract liabilities	(1,231)	(44)	(201)	280
Accounts and notes payable	170,172	6,060	182,277	(50,689)
Accounts payable – related parties			(347)	121
Other payables	112,151	3,994	331,207	(301,711)
Other payables – related parties			(218)	182
Current provisions	1,465	52	(27,354)	(27,803)
Current refund liabilities	(16,136)	(575)	(6,627)	(37,529)
Other current liabilities	(11,183)	(398)	1,442	(475)
Net defined benefit liability, non-current	(20,446)	(728)	(19,742)	(17,722)
Cash generated from operations	6,310,404	224,729	6,703,065	4,348,192
Interest received	32,817	1,169	67,105	48,590
Dividends received	23,229	827	20,585	6,184
Interest paid	(150,135)	(5,346)	(171,149)	(154,307)
Income tax paid	(276,079)	(9,832)	(637,169)	(119,473)
Net cash generated from operating activities	5,940,236	211,547	5,982,437	4,129,186
Cash flows from investing activities
(Increase) decrease in financial assets at amortized cost	(17,381)	(619)	30,851	(198,030)
Proceeds from insurance compensation			10,435	147
Acquisition of investments accounted for using equity method				(794,694)
Proceeds from disposal of investment accounted for using equity method			1,180,179
Acquisition of property, plant and equipment	(3,961,026)	(141,062)	(5,440,621)	(4,154,198)
Proceeds from disposal of property, plant and equipment	87,107	3,102	21,434	18,160
(Increase) decrease in refundable deposits	(41)	(1)	861	(664)
Increase in other non-current assets	(10,919)	(388)	(45,480)
Increase in long-term deferred revenue	85,909	3,059	4,500
Proceeds from capital reduction of investment in associate	17,000	605
Net cash used in investing activities	(3,799,351)	(135,304)	(4,237,841)	(5,129,279)
Cash flows from financing activities
Proceeds from short-term bank loans	151,071	5,380	834,955	1,053,202
Payments on short-term bank loans	(151,071)	(5,380)	(834,955)	(2,022,555)
Payment on lease liabilities	(84,928)	(3,024)	(48,161)
Proceeds from long-term bank loans	4,429,593	157,749		12,663,550
Payments on long-term bank loans	(5,756,450)	(205,002)	(756,450)	(12,553,300)
(Decrease) increase in guarantee deposits	575	20	3	(279)
Cash dividend paid	(1,309,032)	(46,618)	(872,718)	(256,806)
Payments on capital reduction				(1,284,223)
Net cash used in financing activities	(2,720,242)	(96,875)	(1,677,326)	(2,400,411)
Net (decrease) increase in cash and cash equivalents	(579,357)	(20,632)	67,270	(3,400,504)
Effect of foreign exchange rate changes	(11,076)	(394)	(5,708)	7,312
Cash and cash equivalents at beginning of year	4,704,084	167,524	4,642,522	8,035,714
Cash and cash equivalents at end of year	$ 4,113,651	$ 146,498	$ 4,704,084	$ 4,642,522